Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

December 15, 2009

Tia Jenkins
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:   Baynon International Corp
      Form 10-K for fiscal year ended December 31,
        2008 filed March 19, 2009
      File Number 000-000-26653

Dear Ms. Jenkins:

In response to your letter dated November 6, 2009, please note the following:

Form 10-K for the fiscal year ended December 31, 2008
Section 302 Certifications

General

1. We note that your Section 302 certifications do not comply with the language required by Item 601(31) of Regulation S-K in the following respects:
   - You are missing paragraph 4(b) as required by Item 601(31) of Regulation S-K.
   - Paragraph 4(b) as disclosed indicates you conducted your evaluation of disclosure controls and procedures "as of a date w2ithin 90 days prior to the filing date of [your] report" versus as of the end of the period covered by your report,
   - The head note to paragraph 5 should include a reference to internal control over financial reporting.

Please revise your certifications to comply with the issues above.

The certifications have been revised.

Other Exchange Act Filings
2. Please revise your Form s 10-Q for the quarters ended March 31, 2009 and June 30, 2009 to address our comment above regarding deficiencies in your Section 302 certifications.

The certifications have been revised for all appropriate quarterly reports.

Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker